Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Loan Payable
Loan payable consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30,	December 31,
(in thousands)	2023	2022
Founder Notes	$—	$79
Principal stockholder promissory notes	5,404	5,503
Other related party promissory notes	862	1,126

Total Loan Payable	$6,266	$6,708